SHAREHOLDERS' EQUITY (Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at the beginning of the year	514,621
Granted	16,000
Exercised	(442)
Forfeited	(33,881)
Outstanding at end of year	496,298	514,621
Exercisable options at end of year	246,546
Vested and expected-to-vest at end of year	462,403
Weighted-average exercise price
Outstanding at the beginning of the year	$ 2.76
Granted	$ 3.78
Exercised	$ 1.68
Forfeited	$ 11.57
Outstanding at end of year	$ 2.19	$ 2.76
Exercisable options at end of year	$ 2.77
Vested and expected-to-vest at end of year	$ 2.22
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 4 months 10 days	5 years 25 days
Exercisable options at end of year	3 years 10 months 13 days
Vested and expected-to-vest at end of year	4 years 3 months 25 days
Aggregate intrinsic value, Outstanding at end of year	$ 741	$ 510
Exercisable options at end of year, Aggregate intrinsic value	320
Vested and expected-to-vest at end of year, Aggregate intrinsic value	686
Total intrinsic value of stock options exercised	$ 3
Weighted-average estimated grant date fair value	$ 2.17	$ 0.72	$ 0.69